UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23086

WP Trust

(Exact name of registrant as specified in charter)

129 NW 13th Street, Suite D-26 Boca Raton, FL	33432
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: (800) 950-9112

Date of fiscal year end: 11/30/2019

Date of reporting period: 05/31/2019

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund, WP Income Plus Fund and WP Large Cap Income Plus Fund, each a series of the WP Trust, for the period ended May 31, 2019 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

WP Smaller Companies Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPSMX)

WP International Companies Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPITX)

WP Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPINX)

WP Large Cap Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPLCX)

Series of the

WP Trust

SEMI-ANNUAL REPORT

May 31, 2019

Investment Adviser

Winning Points Advisers, LLC

129 NW 13th Street, Suite D-26

Boca Raton, Florida 33431

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WP Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from a WP Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform a WP Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the WP Fund complex/your financial intermediary.

WP Trust	SEMI-ANNUAL REPORT

WP Smaller Companies Income Plus Fund

INVESTMENT HIGHLIGHTS

May 31, 2019 (Unaudited)

The investment objective of the WP Smaller Companies Income Plus Fund (the “Fund” or “Smaller Companies Fund”) is total return. The Smaller Companies Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in securities of small-capitalization issuers (“Underlying Small-Cap Funds”). The Smaller Companies Fund seeks to produce income through dividends paid on such Underlying Small-Cap Funds. The Smaller Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) will generally buy and sell options linked to either the Russell 2000® Index or the S&P 500® Index. The portfolio managers will strategically allocate the Smaller Companies Fund’s resources to the Underlying Small-Cap Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The Smaller Companies Fund may also sell put options on ETFs that the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Smaller Companies Fund may, in certain circumstances, purchase put options on the S&P 500® Index (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Adviser’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The Smaller Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

Allocation of Portfolio Holdings (% of Investments)
Excludes the Impact of Written Options
Short-Term Investments 4.16%
Put Options 0.39%
Common Stock 11.61%
Exchange-Traded Funds 83.84%

The percentages in the above graph are based on the portfolio holdings of the Fund as of May 31, 2019 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Options Purchased.

WP Trust	SEMI-ANNUAL REPORT

WP International Companies Income Plus Fund

INVESTMENT HIGHLIGHTS

May 31, 2019 (Unaudited)

The investment objective of the WP International Companies Income Plus Fund (the “Fund” or “International Companies Fund”) is total return. The International Companies Fund seeks to meet its investment objective by investing in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in equity securities and depositary receipts of internationally-domiciled issuers (“Underlying International Funds”). The International Companies Fund seeks to produce income through dividends paid on such Underlying International Funds. The International Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

The Adviser will generally buy and sell options linked to either the MSCI EAFE Index or the S&P 500® Index. The portfolio managers will strategically allocate the International Companies Fund’s resources to the Underlying International Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The International Companies Fund may also sell put options on ETFs that the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The International Companies Fund may, in certain circumstances, purchase put options on the S&P 500® Index (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Adviser’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The International Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

Allocation of Portfolio Holdings (% of Investments)
Excludes the Impact of Written Options
Short-Term Investments 2.74%
Put Options 0.38%
Exchange-Traded Funds 96.88%

The percentages in the above graph are based on the portfolio holdings of the Fund as of May 31, 2019 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Options Purchased.

WP Trust	SEMI-ANNUAL REPORT

WP Income Plus Fund

INVESTMENT HIGHLIGHTS

May 31, 2019 (Unaudited)

The investment objective of the WP Income Plus Fund (the “Fund” or “Income Fund”) is total return. The Income Fund seeks to meet its investment objective by investing approximately 80% in unaffiliated open- and closed-end mutual funds and exchange-traded funds (“ETFs”) that primarily invest in fixed-income securities (“Underlying Bond Funds”). The principal types of fixed-income securities in which the Underlying Bond Funds invest are bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Underlying Bond Funds may invest in fixed income securities of any credit or maturity. The Underlying Bond Funds’ investments in securities rated below investment-grade are also known as “junk bonds” and are speculative in nature. The Income Fund seeks to produce income through yield on the Underlying Bond Funds. The Income Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

The Adviser will generally buy and sell options linked to either the Markit iBoxx USD Liquid High Yield Index or the S&P 500® Index. The portfolio managers will strategically allocate the Income Fund’s resources to the Underlying Bond Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The Income Fund may also sell put options on ETFs that the portfolio managers believe are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Income Fund may, in certain circumstances, purchase put options on the S&P 500® Index (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will, again, depend upon market conditions and the portfolio managers’ assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The Income Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

Allocation of Portfolio Holdings (% of Investments)
Excludes the Impact of Written Options
Short-Term Investments 1.97%
Put Options 0.38%
Closed End Funds 3.45%
Exchange-Traded Funds 94.20%

The percentages in the above graph are based on the portfolio holdings of the Fund as of May 31, 2019 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Options Purchased.

WP Trust	SEMI-ANNUAL REPORT

WP Large Cap Income Plus Fund

INVESTMENT HIGHLIGHTS

May 31, 2019 (Unaudited)

The investment objective of the WP Large Cap Income Plus Fund (the “Fund” or “Large Cap Fund”) is total return. To meet its investment objective, the Large Cap Fund will invest 80% of its total assets in large cap domestic equity securities and exchange-traded funds (“ETFs”) that primarily invest in large cap domestic equity securities. The Fund will seek income through dividends paid on such securities. The Large Cap Fund will also seek to produce income (e.g., premium income on the sale of an option) and return stability through an options strategy.

The Adviser intends to sell covered call options on a portion of the Large Cap Fund’s stock holdings. The extent of option selling will depend on market conditions and the Adviser’s consideration of the advantages of selling call options on the Large Cap Fund’s equity investments.

The Large Cap Fund may also sell put options on stocks and ETFs the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Large Cap Fund may, in certain circumstances, purchase put options on the S&P 500® Composite Stock Price Index (the “S&P 500”) and on individual stocks to protect against a loss of principal value due to stock price decline. The extent of option selling and purchasing activity depends on market conditions and the Adviser’s judgment. The Large Cap Fund may also seek to pursue its investment objective by selling a series of call and put option spread combinations on the S&P 500.

The Large Cap Fund may be appropriate for investors with long-term horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Large Cap Fund seeks to minimize the effects of inflation on its portfolio.

Allocation of Portfolio Holdings (% of Investments) Excludes the Impact of Written Options

Closed End Funds
3.80%
Exchange-Traded
Funds
3.07%
Short-Term
Investments
1.05%
Put Options
0.40%
Common Stock
91.68%

The percentages in the above graph are based on the portfolio holdings of the Fund as of May 31, 2019 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Options Purchased.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value
COMMON STOCKS - 13.30%

Healthcare - Services - 13.30%
Catasys, Inc. (a) (b)	66,000	$1,172,160

TOTAL COMMON STOCKS (Cost $326,776)		1,172,160

EXCHANGE-TRADED FUND - 95.97%

Equity Fund - 95.97%
iShares Russell 2000 ETF (a)	58,000	8,459,880

TOTAL EXCHANGE-TRADED FUND (Cost $7,683,105)		8,459,880

OPTIONS PURCHASED (Cost $30,680) - 0.44% (c)		39,000

SHORT-TERM INVESTMENT - 4.76%
Federated Government Obligations Fund - Institutional Class, 2.25% (d)	419,478	419,478
TOTAL SHORT-TERM INVESTMENT (Cost $419,478)		419,478

TOTAL INVESTMENTS (Cost $8,460,039) – 114.47%		$10,090,518

OPTIONS WRITTEN (Proceeds $1,252,287) - (15.66%) (e)		(1,380,595)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.19%		104,645

NET ASSETS - 100%		$8,814,568

(a) All or a portion of the security is segregated as collateral for options written.

(b) Non-income producing security.

(c) Please refer to the Schedule of Options Purchased for details of options purchased.

(d) Rate shown represents the 7-day effective yield at May 31, 2019, is subject to change and resets daily.

(e) Please refer to the Schedule of Options Written for details of options written.

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS PURCHASED
May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 0.44%
PUT OPTIONS PURCHASED - 0.44%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	104	$22,880,000	$2,200.00	6/28/2019	$6,760
CBOE S&P 500 Index	104	$23,140,000	$2,225.00	7/31/2019	32,240
TOTAL PUT OPTIONS PURCHASED (Cost $30,680)					39,000

TOTAL OPTIONS PURCHASED (Cost $30,680)					$39,000

1 Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (15.66)%
CALL OPTIONS WRITTEN - (3.79)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	41	$12,607,500	$3,075.00	12/18/2020	$334,355
TOTAL CALL OPTIONS WRITTEN (Proceeds $542,505)					334,355

PUT OPTIONS WRITTEN - (11.87)%
CBOE S&P 500 Index	52	$12,870,000	$2,475.00	6/19/2020	502,840
CBOE S&P 500 Index	52	$13,000,000	$2,500.00	6/19/2020	543,400
TOTAL PUT OPTIONS WRITTEN (Proceeds $709,782)					1,046,240

TOTAL OPTIONS WRITTEN (Proceeds $1,252,287)					$1,380,595

1 Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

EXCHANGE-TRADED FUNDS- 111.22%	Shares	Fair Value

Equity Funds - 111.22%
iShares MSCI EAFE ETF (a)	155,000	$9,827,000
WisdomTree Emerging Markets SmallCap Dividend Fund (a)	9,850	442,462
WisdomTree International SmallCap Dividend Fund (a)	6,216	397,637
		10,667,099

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,238,807)		10,667,099

OPTIONS PURCHASED (Cost $32,745) - 0.43% (b)		41,625

SHORT-TERM INVESTMENT - 3.14%
Federated Government Obligations Fund - Institutional Class, 2.25% (c)	301,287	301,287
TOTAL SHORT-TERM INVESTMENT (Cost $301,287)		301,287

TOTAL INVESTMENTS (Cost $10,572,839) – 114.79%		$11,010,011

OPTIONS WRITTEN (Proceeds $1,383,052) - (15.29%) (d)		(1,466,935)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.50%		47,996

NET ASSETS - 100%		$9,591,072

(a) All or a portion of the security is segregated as collateral for options written.

(b) Please refer to the Schedule of Options Purchased for details of options purchased.

(c) Rate shown represents the 7-day effective yield at May 31, 2019, is subject to change and resets daily.

(d) Please refer to the Schedule of Options Written for details of options written.

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS PURCHASED
May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 0.43%
PUT OPTIONS PURCHASED - 0.43%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	111	$24,420,000	$2,200.00	6/28/2019	$7,215
CBOE S&P 500 Index	111	$24,697,500	$2,225.00	7/31/2019	34,410
TOTAL PUT OPTIONS PURCHASED (Cost $32,745)					41,625

TOTAL OPTIONS PURCHASED (Cost $32,745)					$41,625

1 Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (15.29)%
CALL OPTIONS WRITTEN - (3.65)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	43	$13,222,500	$3,075.00	12/18/2020	$350,665
TOTAL CALL OPTIONS WRITTEN (Proceeds $634,604)					350,665

PUT OPTIONS WRITTEN - (11.64)%
CBOE S&P 500 Index	56	$13,860,000	$2,475.00	6/19/2020	541,520
CBOE S&P 500 Index	55	$13,750,000	$2,500.00	6/19/2020	574,750
TOTAL PUT OPTIONS WRITTEN (Proceeds $748,448)					1,116,270

TOTAL OPTIONS WRITTEN (Proceeds $1,383,052)					$1,466,935

1 Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

EXCHANGE-TRADED FUNDS - 112.35%	Shares	Fair Value

Debt Funds - 112.35%
iShares iBoxx $ High Yield Corporate Bond ETF (a)	120,400	$10,221,960
SPDR Bloomberg Barclays High Yield Bond ETF (a)	60,000	6,369,000
		16,590,960

TOTAL EXCHANGE-TRADED FUNDS (Cost $16,868,807)		16,590,960

CLOSED END FUND- 1.91%

Closed End Fund - 1.91%
Alpine Total Dynamic Dividend Fund (a)	36,000	281,520

TOTAL CLOSED END FUND (Cost $302,046)		281,520

OPTIONS PURCHASED (Cost $64,310) - 0.55% (b)		81,750

SHORT-TERM INVESTMENT - 1.30%
Federated Government Obligations Fund - Institutional Class, 2.25% (c)	192,380	192,380
TOTAL SHORT-TERM INVESTMENT (Cost $192,380)		192,380

TOTAL INVESTMENTS (Cost $17,427,543) – 116.11%		$17,146,610

OPTIONS WRITTEN (Proceeds $2,338,213) - (16.29%) (d)		(2,405,140)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.18%		25,650

NET ASSETS - 100%		$14,767,120

(a) All or a portion of the security is segregated as collateral for options written.

(b) Please refer to the Schedule of Options Purchased for details of options purchased.

(c) Rate shown represents the 7-day effective yield at May 31, 2019, is subject to change and resets daily.

(d) Please refer to the Schedule of Options Written for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF OPTIONS PURCHASED
May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 0.55%
		Notional	Exercise
PUT OPTIONS PURCHASED - 0.55%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	218	$47,960,000	$2,200.00	6/28/2019	$14,170
CBOE S&P 500 Index	218	$48,505,000	$2,225.00	7/31/2019	67,580
TOTAL PUT OPTIONS PURCHASED (Cost $64,310)					81,750

TOTAL OPTIONS PURCHASED (Cost $64,310)					$81,750

1 Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (16.29)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (3.81)%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	68	$20,910,000	$3,075.00	12/18/2020	$554,540
CBOE S&P 500 Index	1	$310,000	$3,100.00	12/18/2020	7,670
TOTAL CALL OPTIONS WRITTEN (Proceeds $1,102,616)					562,210

PUT OPTIONS WRITTEN - (12.48)%
CBOE S&P 500 Index	89	$22,027,500	$2,475.00	6/19/2020	860,630
CBOE S&P 500 Index	94	$23,500,000	$2,500.00	6/19/2020	982,300
TOTAL PUT OPTIONS WRITTEN (Proceeds $1,235,597)					1,842,930

TOTAL OPTIONS WRITTEN (Proceeds $2,338,213)					$2,405,140

1 Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 103.48%	Shares	Fair Value

Aerospace & Defense - 3.94%
Lockheed Martin Corp. (b)	4,200	$1,421,868

Agriculture - 2.41%
Altria Group, Inc. (b)	15,400	755,524
Archer-Daniels-Midland Co. (b)	3,000	114,960
		870,484
Banks - 21.03%
Bank of America Corp. (b)	69,000	1,835,400
BB&T Corp. (b)	4,900	229,075
Citigroup, Inc. (b)	21,000	1,305,150
Goldman Sachs Group, Inc. (b)	2,600	474,474
JPMorgan Chase & Co. (b)	17,200	1,822,512
Lloyds Banking Group PLC - ADR (b)	58,000	164,720
PNC Financial Services Group, Inc. (b)	2,300	292,698
Wells Fargo & Co. (b)	33,000	1,464,210
		7,588,239
Beverages - 5.22%
Diageo PLC - ADR (b)	5,800	974,748
PepsiCo, Inc. (b)	7,100	908,800
		1,883,548
Biotechnology - 0.35%
Biogen, Inc. (a) (b)	300	65,787
Gilead Sciences, Inc. (b)	1,000	62,250
		128,037
Building Materials - 0.21%
Johnson Controls International PLC (b)	2,000	77,040

Computers - 6.89%
Apple, Inc. (b)	10,500	1,838,235
International Business Machines Corp. (b)	4,700	596,853
Leidos Holdings, Inc. (b)	665	50,094
		2,485,182
Diversified Financial Services - 3.57%
BlackRock, Inc. (b)	3,100	1,288,236

Food - 3.45%
Sysco Corp. (b)	18,100	1,245,642

Healthcare - Products - 1.85%
Baxter International, Inc. (b)	9,100	668,304

Healthcare - Services - 6.40%
Catasys, Inc. (a) (b)	130,000	2,308,800

Housewares - 0.74%
Scotts Miracle-Gro Co. (b)	3,000	268,590

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 103.48% (Continued)	Shares	Fair Value

Insurance - 3.77%
Berkshire Hathaway, Inc. - Class B (a) (b)	6,900	$1,362,198

Internet - 0.41%
Alibaba Group Holding Ltd. - ADR (a) (b)	1,000	149,260

Investment Companies - 0.08%
BlackRock Capital Investment Corp. (b)	4,500	27,270

Lodging - 0.34%
MGM Resorts International (b)	5,000	124,100

Media - 1.14%
Comcast Corp. - Class A (b)	10,000	410,000

Oil & Gas - 15.15%
BP PLC - ADR (b)	36,200	1,474,064
Chevron Corp. (b)	8,900	1,013,265
China Petroleum & Chemical Corp. - ADR (b)	5,500	363,605
ConocoPhillips (b)	18,000	1,061,280
Exxon Mobil Corp. (b)	22,000	1,556,940
		5,469,154
Pharmaceuticals - 0.87%
AstraZeneca PLC - ADR (b)	2,800	104,664
Pfizer, Inc. (b)	5,000	207,600
		312,264
Retail - 10.99%
McDonald’s Corp. (b)	10,800	2,141,316
Target Corp. (b)	8,800	707,960
Walmart, Inc. (b)	11,000	1,115,840
		3,965,116
Semiconductors - 4.27%
Intel Corp. (b)	32,000	1,409,280
Skyworks Solutions, Inc. (b)	2,000	133,260
		1,542,540
Software - 7.85%
Microsoft Corp. (b)	22,900	2,832,272

Telecommunications - 2.55%
China Mobile Ltd. - ADR (b)	21,000	920,220

TOTAL COMMON STOCKS (Cost $27,662,044)		37,348,364

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value
CLOSED-END FUNDS - 4.29%
Aberdeen Total Dynamic Dividend Fund (b)	30,000	$234,600
Boulder Growth & Income Fund, Inc. (b)	97,000	1,021,410
Special Opportunities Fund, Inc. (b)	22,185	292,177

TOTAL CLOSED-END FUNDS (Cost $1,310,413)		1,548,187

EXCHANGE-TRADED FUNDS - 3.47%

Equity Funds - 3.47%
iShares MSCI EAFE ETF (b)	10,200	646,680
iShares U.S. Financial Services ETF (b)	4,800	605,280
		1,251,960

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,041,345)		1,251,960

OPTIONS PURCHASED (Cost $114,316) - 0.44% (c)		160,290

SHORT-TERM INVESTMENT - 1.19%
Federated Government Obligations Fund - Institutional Shares, 2.25% (d)	428,013	428,013
TOTAL SHORT-TERM INVESTMENT (Cost $428,013)		428,013

TOTAL INVESTMENTS (Cost $30,556,131) – 112.87%		$40,736,814

OPTIONS WRITTEN (Proceeds $5,635,928) - (14.83)% (e)		(5,353,800)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.96%		708,201

NET ASSETS - 100%		$36,091,215

(a) Non-income producing security.
(b) All or a portion of the security is segregated as collateral for options written.
(c) Please refer to the Schedule of Options Purchased for details of options purchased.
(d) Rate shown represents the 7-day effective yield at May 31, 2019, is subject to change and resets daily.
(e) Please refer to the Schedule of Options Written for details of options written.
ADR - American Depositary Receipt.
ETF - Exchange-Traded Fund
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF OPTIONS PURCHASED
May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 0.44%
		Notional	Exercise
PUT OPTIONS PURCHASED - 0.44%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	411	$91,242,000	$2,220.00	6/28/2019	$32,880
CBOE S&P 500 Index	411	$91,447,500	$2,225.00	7/31/2019	127,410
TOTAL PUT OPTIONS PURCHASED (Cost $114,316)					160,290

TOTAL OPTIONS PURCHASED (Cost $114,316)					$160,290

[1] Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (14.83)%

CALL OPTIONS WRITTEN - (3.38)%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	159	$49,290,000	$3,100.00	12/18/2020	$1,219,530

TOTAL CALL OPTIONS WRITTEN (Proceeds $2,845,285)					1,219,530

PUT OPTIONS WRITTEN - (11.45%)		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	206	$50,985,000	$2,475.00	6/19/2020	1,992,020
CBOE S&P 500 Index	205	$51,250,000	$2,500.00	6/19/2020	2,142,250
TOTAL PUT OPTIONS WRITTEN (Proceeds $2,790,643)					4,134,270

TOTAL OPTIONS WRITTEN (Proceeds $5,635,928)					$5,353,800

[1] Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

	WP Smaller Companies	WP International Companies		WP Large Cap
	Income Plus Fund	Income Plus Fund	WP Income Plus Fund	Income Plus Fund
Assets:
Investments, at cost	$8,460,039	$10,572,839	$17,427,543	$30,556,131
Investments, at value	10,090,518	11,010,011	17,146,610	40,736,814
Deposits at broker for written options	132,418	78,663	66,578	619,377
Receivables:
Interest	869	738	445	995
Dividends	—	—	—	157,836
Investment securities sold	—	—	—	17,027
Prepaid expenses	3,558	3,597	4,475	6,119
Total assets	10,227,363	11,093,009	17,218,108	41,538,168

Liabilities:
Options written, at proceeds	$1,252,287	$1,383,052	$2,338,213	$5,635,928
Options written, at value	1,380,595	1,466,935	2,405,140	5,353,800
Payables:
Investment securities purchased	—	—	—	423
Fund shares redeemed	—	250	—	—
Due to adviser, net	7,340	10,510	17,385	43,672
Accrued distribution (12b-1) fees	6,364	4,613	8,446	19,489
Due to administrator	2,418	2,487	2,894	—
Accrued Trustee fees	825	825	825	825
Accrued expenses	15,253	16,317	16,298	28,744
Total liabilities	1,412,795	1,501,937	2,450,988	5,446,953
Net Assets	$8,814,568	$9,591,072	$14,767,120	$36,091,215

Sources of Net Assets:
Paid-in capital	$7,701,276	9,259,491	$15,198,397	$26,139,557
Total distributable earnings	1,113,292	331,581	(431,277)	9,951,658
Total Net Assets (Unlimited shares of beneficial interest authorized)	$8,814,568	$9,591,072	$14,767,120	$36,091,215

Institutional Class Shares:
Net assets	$8,814,568	$9,591,072	$14,767,120	$36,091,215
Shares Outstanding (Unlimited shares of beneficial interest authorized)	651,073	844,444	1,394,386	2,522,063
Net Asset Value, Offering and Redemption Price Per Share	$13.54	$11.36	$10.59	$14.31

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF OPERATIONS

SEMI-ANNUAL REPORT

	WP Smaller Companies	WP International Companies		WP Large Cap
	Income Plus Fund	Income Plus Fund	WP Income Plus Fund	Income Plus Fund

	For the Six Month	For the Six Month	For the Six Month	For the Six Month
	Period Ended	Period Ended	Period Ended	Period Ended
	May 31, 2019	May 31, 2019	May 31, 2019	May 31, 2019
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $0, $0, $0 and $1,863, respectively)	$46,273	$102,756	$472,528	$544,112
Interest	3,095	2,215	2,875	6,419
Total investment income	49,368	104,971	475,403	550,531

Expenses:
Management fees (Note 5)	53,991	61,478	99,152	234,992
Distribution (12b-1) fees - Institutional Class	9,999	11,385	18,362	43,517
Accounting and transfer agent fees and expenses	16,995	18,501	24,422	36,225
Audit fees	7,853	7,853	7,853	7,979
Legal fees	6,905	7,154	6,635	7,707
Interest expense (a)	27,541	33,130	54,714	103,321
Trustee fees and expenses	5,832	5,832	5,832	5,832
Custodian fees	4,239	4,239	4,239	7,231
Miscellaneous	4,067	4,542	2,792	15,214
Registration and filing fees	1,006	1,118	1,057	1,119
Pricing fees	499	498	872	4,239
Insurance	750	750	750	700
Reports to shareholders	249	249	249	149
Compliance officer fees	2,696	2,696	—	11,642
Total expenses	142,622	159,425	226,929	479,867
Less: fees waived	(4,939)	(1,054)	—	—
Net expenses	137,683	158,371	226,929	479,867

Net investment income (loss)	(88,315)	(53,400)	248,474	70,664

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(66,636)	—	(10,921)	(141,429)
Long-term capital gains distributions from other investment companies	—	—	—	21,741
Options purchased	(291,249)	(268,647)	(541,524)	(969,327)
Options written	298,275	280,602	505,073	1,247,947
Net realized gain (loss) on investments and options	(59,610)	11,955	(47,372)	158,932

Net change in unrealized appreciation on:
Investments	31,046	94,706	210,931	117,323
Options purchased	37,952	43,556	86,792	167,455
Options written	165,359	217,365	398,372	859,244
Net change in unrealized appreciation on investments and options	234,357	355,627	696,095	1,144,022

Net gain on investments and options	174,747	367,582	648,723	1,302,954

Net increase in net assets resulting from operations	$86,432	$314,182	$897,197	$1,373,618

(a) Interest expense is incurred with respect to the Funds’ options investment strategy.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CASH FLOWS

SEMI-ANNUAL REPORT

	WP Smaller Companies	WP International Companies				WP Large Cap
	Income Plus Fund	Income Plus Fund		WP Income Plus Fund		Income Plus Fund

	For the Six Month	For the Six Month		For the Six Month		For the Six Month
	Period Ended	Period Ended		Period Ended		Period Ended
	May 31, 2019	May 31, 2019		May 31, 2019		May 31, 2019
	(Unaudited)	(Unaudited)		(Unaudited)		(Unaudited)
Increase (decrease) in cash:
Cash flows from operating activities:
Net increase in net assets from operations	$86,432	$314,182		$897,197		$1,373,618
Adjustments to reconcile net increase in net assets from operations to net cash (used in)/provided from operating activities:
Purchase of investments and options	(1,197,898)	(810,351)		(997,864)		(2,535,070)
Proceeds from disposition of investments and options	100,011	158,242		1,414,035		886,517
Purchases/sales of short-term investment securities, net	(168,443)	(177,089)		161,673		(51,398)
Increase (decrease) in deposits with brokers for options written	(24,728)	83,209		(66,499)		(127,977)
Increase (decrease) in dividends and interest receivable	(412)	(481)		107		(29,129)
Increase in receivables for securities sold	—	—		—		(17,027)
Increase (decrease) in prepaid expenses	(405)	(88)		(1,322)		1,274
Premiums received from options written	1,666,198	1,674,788		2,705,320		5,744,918
Payments to cover options written	(997,089)	(1,161,326)		(1,889,635)		(4,055,267)
Increase in payable for securities purchased	—	—		—		423
Increase in accrued distribution (12b-1) fees	1,660	982		690		4,036
Decrease in expense reimbursement due from administrator	—	—		4,792		—
Increase (decrease) in accrued expenses	(6,878)	(4,137)		(4,418)		2,590
Net unrealized appreciation on investments and options	(234,357)	(355,627)		(696,095)		(1,144,022)
Net realized gain (loss) on investments and options	59,610	(11,955)		47,372		(137,191)
Net cash (used in)/provided from operating activities	(716,299)	(289,651)		1,575,353		(83,705)

Cash flows from financing activities:
Proceeds from Fund shares sold	1,114,860	658,708		196,957		1,655,508
Payment on Fund shares redeemed	(398,561)	(369,057	)(a)	(1,756,578	)(b)	(1,571,510	)(c)
Cash distributions paid	—	—		(15,732)		(293)
Net cash provided from financing activities	716,299	289,651		(1,575,353)		83,705

Net increase in cash	—	—		—		—

Cash:
Beginning of period	—	—		—		—
End of period	$—	$—		$—		$—

Supplemental disclosure of cash flow information

(a) Noncash financing activities not included herein consist of an increase in payable for Fund shares redeemed of $250.

(b) Noncash financing activities not included herein consist of reinvestment of distributions of $229,941 and an decrease in payable for Fund shares redeemed of $8,300.

(c) Noncash financing activities not included herein consist of reinvestment of distributions of $31,506 and an decrease in payable for Fund shares redeemed of $8,000.

Interest paid by the Funds was $27,541, $33,130, $54,714, and $103,321, respectively.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	WP Smaller Companies
	Income Plus Fund

	For the Six Month	For the
	Period Ended	Year Ended
	May 31, 2019	November 30, 2018
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(88,315)	$(134,298)
Net realized gain (loss) on investments and options	(59,610)	72,186
Net change in unrealized appreciation on investments and options	234,357	88,991
Net increase in net assets resulting from operations	86,432	26,879

Distributions to shareholders from:
Total distributable earnings - Institutional Class	—	(126,893)
Total distributions	—	(126,893)

Capital transactions:
Net proceeds from shares sold	1,114,860	2,489,576
Reinvestment of distributions	—	125,808
Cost of shares redeemed	(398,561)	(131,972)
Net increase in net assets from capital transactions	716,299	2,483,412

Increase in net assets	802,731	2,383,398

Net Assets:
Beginning of year/period	8,011,837	5,628,439

End of year/period	$8,814,568	$8,011,837

Capital share transactions:
Shares sold	80,133	179,447
Shares reinvested	—	9,700
Shares redeemed	(30,817)	(9,824)
Net increase from capital share transactions	49,316	179,323

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	WP International Companies
	Income Plus Fund

	For the Six Month	For the
	Period Ended	Year Ended
	May 31, 2019	November 30, 2018
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(53,400)	$7,402
Net realized gain on investments and options	11,955	62,150
Net change in unrealized appreciation (depreciation) on investments and options	355,627	(1,305,353)
Net increase (decrease) in net assets resulting from operations	314,182	(1,235,801)

Distributions to shareholders from:
Total distributable earnings - Institutional Class	—	(230,570)
Total distributions	—	(230,570)

Capital transactions:
Net proceeds from shares sold	658,708	1,714,335
Reinvestment of distributions	—	229,459
Cost of shares redeemed	(369,307)	(458,990)
Net increase in net assets from capital transactions	289,401	1,484,804

Increase in net assets	603,583	18,433

Net Assets:
Beginning of year/period	8,987,489	8,969,056

End of year/period	$9,591,072	$8,987,489

Capital share transactions:
Shares sold	56,416	137,779
Shares reinvested	—	18,327
Shares redeemed	(34,478)	(37,537)
Net increase from capital share transactions	21,938	118,569

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	WP Income Plus Fund

	For the Six Month	For the
	Period Ended	Year Ended
	May 31, 2019	November 30, 2018
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$248,474	$461,738
Net realized loss on investments and options	(47,372)	(29,171)
Net change in unrealized appreciation (depreciation) on investments and options	696,095	(1,192,189)
Net increase (decrease) in net assets resulting from operations	897,197	(759,622)

Distributions to shareholders from:
Total distributable earnings - Institutional Class	(245,673)	(1,196,270)
Total distributions	(245,673)	(1,196,270)

Capital transactions:
Net proceeds from shares sold	196,957	2,942,676
Reinvestment of distributions	229,941	1,133,995
Cost of shares redeemed	(1,748,278)	(1,170,599)
Net increase (decrease) in net assets from capital transactions	(1,321,380)	2,906,072

Increase (decrease) in net assets	(669,856)	950,180

Net Assets:
Beginning of year/period	15,436,976	14,486,796

End of year/period	$14,767,120	$15,436,976

Capital share transactions:
Shares sold	18,727	276,985
Shares reinvested	23,829	105,867
Shares redeemed	(183,362)	(111,726)
Net increase (decrease) from capital share transactions	(140,806)	271,126

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	WP Large Cap Income Plus Fund

	For the Six Month	For the
	Period Ended	Period Ended
	May 31, 2019	November 30, 2018 (a)
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$70,664	$18,811
Net realized gain on investments and options	158,932	45,459
Net change in unrealized appreciation (depreciation) on investments and options	1,144,022	(2,383,595)
Net increase (decrease) in net assets resulting from operations	1,373,618	(2,319,325)

Distributions to shareholders from:
Total distributable earnings - Institutional Class	(31,799)	—
Total distributions	(31,799)	—

Capital transactions:
Net proceeds from shares sold	1,655,508	911,050
Reinvestment of distributions	31,506	—
Cost of shares redeemed	(1,563,510)	(423,971)
Net increase in net assets from capital transactions	123,504	487,079

Increase (decrease) in net assets	1,465,323	(1,832,246)

Net Assets:
Beginning of year/period	34,625,892	36,458,138

End of year/period	$36,091,215	$34,625,892

Capital share transactions:
Shares sold	121,438	64,140
Shares reinvested	2,986	—
Shares redeemed	(117,363)	(30,384)
Net increase from capital share transactions	7,061	33,756

(a) Represents the period from September 1, 2018 through November 30, 2018. The WP Large Cap Income Plus Fund changed its fiscal year end from August 31 to November 30.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP Smaller Companies
	Income Plus Fund

	For the Six Month		For the	For the	For the
	Period Ended		Year Ended	Year Ended	Period Ended
	May 31, 2019		November 30, 2018	November 30, 2017	November 30, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$13.31		$13.32	$11.53	$10.00

Investment Operations:
Net investment loss (b)	(0.15)		(0.26)	(0.21)	(0.42)
Net realized and unrealized gain on investments and options	0.38		0.55	2.00	1.95
Total from investment operations	0.23		0.29	1.79	1.53

Distributions:
From net realized capital gains	—		(0.30)	—	—
Total distributions	—		(0.30)	—	—

Net Asset Value, End of Year/Period	$13.54		$13.31	$13.32	$11.53

Total Return (c)	1.73	%(d)	2.23%	15.52%	15.30	%(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$8,815		$8,012	$5,628	$3,332

Ratios of expenses to average net assets (g) (i):
Before fees waived and expenses absorbed	3.57	%(f)	3.77%	3.82%	5.63	%(e) (f)
After fees waived and expenses absorbed	3.44	%(f)	3.15%	3.12%	5.63	%(e) (f)

Ratios of net investment loss (h) (i):
Before fees waived and expenses absorbed	(2.33	)%(f)	(2.50)%	(2.42)%	(4.40	)%(e) (f)
After fees waived and expenses absorbed	(2.21	)%(f)	(1.88)%	(1.72)%	(4.40	)%(e) (f)

Portfolio turnover rate	1.89	%(d)	0.00%	0.00%	0.00	%(d)

(a)	The WP Smaller Companies Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Recoginition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(i)	The ratios include 0.69%, 0.40%, 0.29% and 0.16% of interest expense during the six month period ended May 31, 2019, the year ended November 30, 2018, the year ended November 30, 2017 and the period ended November 30, 2016, respectively.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP International Companies
	Income Plus Fund

	For the Six Month		For the	For the	For the
	Period Ended		Year Ended	Year Ended	Period Ended
	May 31, 2019		November 30, 2018	November 30, 2017	November 30, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.93		$12.74	$10.16	$10.00

Investment Operations:
Net investment income (loss) (b)	(0.07)		0.01	(0.07)	(0.36)
Net realized and unrealized gain (loss) on investments and options	0.50		(1.49)	2.65	0.52
Total from investment operations	0.43		(1.48)	2.58	0.16

Distributions:
From net realized capital gains	—		(0.33)	—	—
Total distributions	—		(0.33)	—	—

Net Asset Value, End of Year/Period	$11.36		$10.93	$12.74	$10.16

Total Return (c)	3.93	%(d)	(11.97)%	25.39%	1.60	%(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$9,591		$8,987	$8,969	$3,225

Ratios of expenses to average net assets (g) (i):
Before fees waived and expenses absorbed	3.50	%(f)	3.44%	3.18%	5.97	%(e) (f)
After fees waived and expenses absorbed	3.48	%(f)	3.15%	3.03%	5.97	%(e) (f)

Ratios of net investment income (loss) (h) (i):
Before fees waived and expenses absorbed	(1.20	)%(f)	(0.21)%	(0.77)%	(4.06	)%(e) (f)
After fees waived and expenses absorbed	(1.18	)%(f)	0.08%	(0.62)%	(4.06	)%(e) (f)

Portfolio turnover rate	0.00	%(d)	0.00%	0.00%	0.00	%(d)

(a)	The WP International Companies Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Recoginition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(i)	The ratios include 0.73%, 0.41%, 0.23% and 0.14% of interest expense during the six month period ended May 31, 2019, the year ended November 30, 2018, the year ended November 30, 2017 and the period ended November 30, 2016, respectively.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP Income Plus Fund

	For the Six Month		For the	For the	For the
	Period Ended		Year Ended	Year Ended	Period Ended
	May 31, 2019		November 30, 2018	November 30, 2017	November 30, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.06		$11.46	$10.78	$10.00

Investment Operations:
Net investment income (b)	0.18		0.33	0.26	0.09
Net realized and unrealized gain (loss) on investments and options	0.52		(0.83)	0.76	0.76
Total from investment operations	0.70		(0.50)	1.02	0.85

Distributions:
From net investment income	(0.17)		(0.32)	(0.25)	(0.07)
From net realized capital gains	—		(0.58)	(0.09)	—
Total distributions	(0.17)		(0.90)	(0.34)	(0.07)

Net Asset Value, End of Year/Period	$10.59		$10.06	$11.46	$10.78

Total Return (c)	7.17	%(d)	(4.69)%	9.44%	8.50	%(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$14,767		$15,437	$14,487	$8,605

Ratios of expenses to average net assets (g) (i):	3.09	%(f)	2.97%	2.87%	3.73	%(e) (f)

Ratios of net investment income (h) (i):	3.38	%(f)	3.02%	2.20%	1.22	%(e) (f)

Portfolio turnover rate	2.36	%(d)	0.34%	49.17%	37.52	%(d)

(a)	The WP Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment income per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Recoginition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(i)	The ratios include 0.74%, 0.45%, 0.33% and 0.27% of interest expense during the six month period ended May 31, 2019, the year ended November 30, 2018, the year ended November 30, 2017 and the period ended November 30, 2016, respectively.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the years/periods indicated.

	WP Large Cap Income Plus Fund

	For the Six Month		For the		For the		For the		For the		For the		For the
	Period Ended		Period Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	May 31, 2019		November 30, 2018 (j)		August 31, 2018		August 31, 2017		August 31, 2016		August 31, 2015		August 31, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$13.77		$14.69		$12.86		$10.31		$8.96		$10.56		$10.00

Investment Operations:
Net investment income (loss)	0.03		0.01	(b)	0.01		0.08		—		0.03		(0.06)
Net realized and unrealized gain (loss) on investments	0.52		(0.93)		2.17		2.49		1.37		(1.63)		0.62
Total from investment operations	0.55		(0.92)		2.18		2.57		1.37		(1.60)		0.56

Distributions:
From net investment income	(0.01)		—		(0.06)		(0.02)		—		—		—
From return of capital	—		—		—		—		(0.02)		—		—
From net realized capital gains	—		—		(0.29)		—		—		—		—
Total distributions	(0.01)		—		(0.35)		(0.02)		(0.02)		—		—

Net Asset Value, End of Year/Period	$14.31		$13.77		$14.69		$12.86		$10.31		$8.96		$10.56

Total Return (c)	4.05	%(d)	(6.26	)%(d)	17.14%		24.95%		15.28%		(15.15)%		5.60	%(d)(e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$36,091		$34,626		$36,458		$29,861		$23,996		$20,846		$19,107

Ratios of expenses to average net assets (i):	2.76	%(f) (h)	2.75	%(f) (h)	2.73	%(f)	2.47	%(f)	2.93	%(f)	2.92	%(f)	3.32	%(g)(h)

Ratios of net investment income (loss):	0.41	%(h)	0.21	%(h)	0.08%		0.65%		0.04%		0.32%		(1.00	)%(g)(h)

Portfolio turnover rate	#REF!	(d)	0.26	%(d)	4.01%		3.11%		5.30%		6.88%		1.78	%(d)

(a)	The WP Large Cap Income Plus Fund commenced operations on October 10, 2013.
(b)	Net investment income per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Total Return is for the period from December 4, 2013, the date of initial portfolio trades, through August 31, 2014.
(f)	The ratios include 0.59% of interest expense during the six month period ended May 31, 2019, 0.48% of interest expense during the period ended November 30, 2018, 0.33% of interest expense during the year ended August 31, 2018, 0.19% of interest expense during the fiscal year ended August 31, 2017, 0.20% of interest expense during the fiscal year ended August 31, 2016 and 0.03% of interest expense during the year ended August 31, 2015.
(g)	Ratios are for the period from December 4, 2013, the date of initial expense accruals, through August 31, 2014.
(h)	Annualized.
(i)	Ratios do not include expenses of the investment companies in which the Fund invests.
(j)	Represents the period from September 1, 2018 through November 30, 2018. The WP Large Cap Income Plus Fund changed its fiscal year end from August 31 to November 30.

The accompanying notes are an integral part of these financial statements.

WP Trust	SEMI-ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WP Family of Funds (the “Funds”) are series of WP Trust (the “Trust”). The Trust was organized on June 4, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The following series of the WP Family of Funds: (i) WP Smaller Companies Income Plus Fund (“Smaller Companies Fund”), (ii) WP International Companies Income Plus Fund (“International Companies Fund”), (iii) WP Income Plus Fund (“Income Fund”) and (iv) WP Large Cap Income Plus Fund (“Large Cap Fund”) (each a “Fund” and collectively, the “Funds”) are each an open-end management investment company and separate series of the Trust. The Smaller Companies Fund, International Companies Fund and Income Fund are non-diversified Funds. As non-diversified Funds, the Smaller Companies Fund, International Companies Fund and Income Fund may invest a significant portion of their assets in a small number of companies. The Large Cap Fund is a diversified Fund.

Effective August 20, 2018 the Large Cap Fund, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), received all the assets and liabilities of the WP Large Cap Income Plus Fund (the “Predecessor Large Cap Fund”), which was a separate series of the 360 Funds (the “Former Trust”). The shareholders of the Predecessor Large Cap Fund received shares of the Large Cap Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the Predecessor Large Cap Fund immediately prior to the Reorganization. The Predecessor Large Cap Fund’s investment objective, policies and limitations are substantially identical to those of the Large Cap Fund, which had no operations prior to the Reorganization. For financial reporting purposes, the Predecessor Large Cap Fund’s operating history prior to the Reorganization is reflected in the financial statements and financial highlights. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Large Cap Fund reflect the historical basis of the assets of the Predecessor Large Cap Fund as of the date of the Reorganization. The Reorganization is also considered tax-free based on accounting principles generally accepted in the United States of America (“GAAP”).

The investment objective of each Fund is total return. The Funds’ investment adviser is Winning Points Advisers, LLC (the “Adviser”). The Funds offer one class of shares, Institutional Class shares. The Smaller Companies Fund, the International Companies Fund and the Income Fund commenced operations on January 4, 2016. The Large Cap Fund commenced operations on October 10, 2013.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)           Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)          Options – The Funds’ option strategies consist of selling and purchasing put and call options on equity indexes, bond indexes and exchange-traded funds (“ETFs”). The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premiums paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment adviser seeks to reduce the overall volatility of returns for the Funds by managing a portfolio of options. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c)           Exchange-Traded and Closed-End Funds – The Funds may invest in Exchange-Traded Funds (“ETFs”) and Closed-End Funds (“CEFs”). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund’s direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

WP Trust	SEMI-ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of May 31, 2019, the iShares Russell 2000 ETF represented 95.97% of the Smaller Companies Fund’s net assets, the iShares MSCI EAFE ETF represented 102.46% of the International Companies Fund’s net assets and the iShares iBoxx $ High Yield Corporate Bond ETF and the SPDR Bloomberg Barclays High Yield Bond ETF represented 69.22% and 43.13% of the Income Fund’s net assets, respectively. Additional information for these securities, including their financial statements, is available from the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Large Cap Fund did not invest greater than 25% of its net assets in any one security.

d)          Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and for the six month period ended May 31, 2019, the years ended November 30, 2018 and November 30, 2017 and for the period from January 4, 2016, commencement of operations, through November 30, 2016, the Smaller Companies Fund, International Companies Fund and the Income Fund did not have a liability for any unrecognized tax benefits. As of and for the six month period ended May 31, 2019, the three month period ended November 30, 2018 (the “period”) and for the years ended August 31, 2018, August 31, 2017, August 31, 2016 and August 31, 2015, the Large Cap Fund did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six month period ended May 31, 2019, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

e)           Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital.

f)           Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)          Common Expenses – Common expenses of the Trust are allocated among the Funds within the Trust either based on relative net assets of each Fund, divided equally among the Funds or allocated to specific Funds. The allocations are dependent upon the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

h)          Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income and expenses are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2.       SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees have adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

WP Trust	SEMI-ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of all investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, CEFs and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and they are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, these securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

WP Trust	SEMI-ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of May 31, 2019.

Smaller Companies Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stocks (2)	$1,172,160	$—	$—	$1,172,160
Exchange-Traded Fund (2)	8,459,880	—	—	8,459,880
Put Options Purchased	39,000	—	—	39,000
Short-Term Investment	419,478	—	—	419,478
Total Assets	$10,090,518	$—	$—	$10,090,518

Smaller Companies Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$334,355	$—	$—	$334,355
Put Options Written	1,046,240	—	—	1,046,240
Total Liabilities	$1,380,595	$—	$—	$1,380,595

International Companies Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$10,667,099	$—	$—	$10,667,099
Put Options Purchased	41,625	—	—	41,625
Short-Term Investment	301,287	—	—	301,287
Total Assets	$11,010,011	$—	$—	$11,010,011

International Companies Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$350,665	$—	$—	$350,665

Put Options Written	1,116,270	—	—	1,116,270

Total Liabilities	$1,466,935	$—	$—	$1,466,935

WP Trust	SEMI-ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Income Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Closed-End Fund (2)	$281,520	$—	$—	$281,520
Exchange-Traded Funds (2)	16,590,960	—	—	16,590,960
Put Options Purchased	81,750	—	—	81,750
Short-Term Investment	192,380	—	—	192,380
Total Assets	$17,146,610	$—	$—	$17,146,610

Income Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$562,210	$—	$—	$562,210
Put Options Written	1,842,930	—	—	1,842,930
Total Liabilities	$2,405,140	$—	$—	$2,405,140

Large Cap Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stocks (2)	$37,348,364	$—	$—	$37,348,364
Closed-End Funds (2)	1,548,187	—	—	1,548,187
Exchange-Traded Funds (2)	1,251,960			1,251,960
Put Options Purchased	160,290	—	—	160,290
Short-Term Investment	428,013	—	—	428,013
Total Assets	$40,736,814	$—	$—	$40,736,814

WP Trust	SEMI-ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Large Cap Fund

Financial Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$1,219,530	$—	$—	$1,219,530
Put Options Written	4,134,270	—	—	4,134,270
Total Liabilities	$5,353,800	$—	$—	$5,353,800

(1)           As of and for the six month period ended May 31, 2019, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)           All common stock, CEFs and ETFs held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and CEFs and ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level for the six month period ended May 31, 2019. It is each Fund’s policy to recognize transfers between Levels at the end of the reporting period.

3.	DERIVATIVES TRANSACTIONS

As of May 31, 2019, portfolio securities valued at $9,624,000, $10,724,534, 16,817,540 and $40,215,248 were held in segregated accounts by the custodian as collateral for options written by the Smaller Companies Fund, International Companies Fund, Income Fund and Large Cap Fund, respectively.

The average monthly notional value of options contracts purchased and written by each Fund for the six month period ended May 31, 2019, were as follows:

Smaller Companies Fund	Average Notional Value

Put Options Purchased	$49,523,571
Call Options Written	7,863,214
Put Options Written	23,690,537

International Companies Fund	Average Notional Value

Put Options Purchased	$53,975,357
Call Options Written	9,752,143
Put Options Written	26,885,000

Income Plus Fund	Average Notional Value

Put Options Purchased	$108,693,571
Call Options Written	16,268,214
Put Options Written	45,181,429

WP Trust	SEMI-ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

Large Cap Fund	Average Notional Value

Put Options Purchased	$195,356,000
Call Options Written	39,546,786
Put Options Written	97,181,071

As of May 31, 2019, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Smaller Companies Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$39,000	$39,000
Total Assets		$39,000	$39,000

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$334,355	$334,355
Put options written	Options written, at value	1,046,240	1,046,240
Total Liabilities		$1,380,595	$1,380,595

International Companies Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$41,625	$41,625
Total Assets		$41,625	$41,625

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$350,665	$350,665
Put options written	Options written, at value	1,116,270	1,116,270
Total Liabilities		$1,466,935	$1,466,935

Income Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$81,750	$81,750
Total Assets		$81,750	$81,750

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$562,210	$562,210
Put options written	Options written, at value	1,842,930	1,842,930
Total Liabilities		$2,405,140	$2,405,140

WP Trust	SEMI-ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

Large Cap Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$160,290	$160,290
Total Assets		$160,290	$160,290

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$1,219,530	$1,219,530
Put options written	Options written, at value	4,134,270	4,134,270
Total Liabilities		$5,353,800	$5,353,800

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the six month period ended May 31, 2019, are recorded in the following locations in the Statements of Operations:

Smaller Companies Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$37,952	$37,952
Call options written	Options written	118,327	118,327
Put option written	Options written	47,032	47,032
		$203,311	$203,311

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(291,249)	$(291,249)
Call options written	Options written	24,089	24,089
Put option written	Options written	274,186	274,186
		$7,026	$7,026

International Companies Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$43,556	$43,556
Call options written	Options written	136,955	136,955
Put option written	Options written	80,410	80,410
		$260,921	$260,921

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(268,647)	$(268,647)
Call options written	Options written	24,089	24,089
Put option written	Options written	256,513	256,513
		$11,955	$11,955

WP Trust	SEMI-ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

Income Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$86,792	$86,792
Call options written	Options written	255,418	255,418
Put option written	Options written	142,954	142,954
		$485,164	$485,164

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(541,524)	$(541,524)
Call options written	Options written	50,907	50,907
Put option written	Options written	454,166	454,166
		$(36,451)	$(36,451)

Large Cap Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$167,455	$167,455
Call options written	Options written	742,715	742,715
Put option written	Options written	116,529	116,529
		$1,026,699	$1,026,699

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(969,327)	$(969,327)
Call options written	Options written	115,409	115,409
Put option written	Options written	1,132,538	1,132,538
		$278,620	$278,620

The following tables present the Funds’ derivatives available for offset under a master netting arrangement net of collateral pledged as of May 31, 2019.

Smaller Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$1,380,595	(1)	$—	$1,380,595	(1)	$1,248,177	(2)	$132,418	$—
Total	$1,380,595	(1)	$—	$1,380,595	(1)	$1,248,177	(2)	$132,418	$—

WP Trust	SEMI-ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

International Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$1,466,935	(1)	$—	$1,466,935	(1)	$1,388,272	(2)	$78,663	$—
Total	$1,466,935	(1)	$—	$1,466,935	(1)	$1,388,272	(2)	$78,663	$—

Income Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$2,405,140	(1)	$—	$2,405,140	(1)	$2,338,562	(2)	$66,578	$—
Total	$2,405,140	(1)	$—	$2,405,140	(1)	$2,338,562	(2)	$66,578	$—

(1) Written options at value as presented in the Funds’ Schedules of Options Written.

(2) The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.

WP Trust	SEMI-ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

Large Cap Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$5,353,800	(1)	$—	$5,353,800	(1)	$4,734,423	(2)	$619,377	$—
Total	$5,353,800	(1)	$—	$5,353,800	(1)	$4,734,423	(2)	$619,377	$—

(1) Written options at value as presented in the Funds’ Schedules of Options Written.

(2) The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.

4.	INVESTMENT TRANSACTIONS

For the six month period ended May 31, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Smaller Companies Fund	$858,567	$23,602
International Companies Fund	419,768	—
Income Fund	214,304	1,098,208
Large Cap Fund	1,138,927	331,912

There were no U.S. Government securities purchased or sold during the six month period ended May 31, 2019.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of 1.35% of each Fund’s net assets. For the six month period ended May 31, 2019, the Adviser earned management fees as follows:

Management Fees
Smaller Companies Fund	$53,991
International Companies Fund	61,478
Income Fund	99,152
Large Cap Fund	234,992

WP Trust	SEMI-ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Adviser had entered into a contractual agreement with the Trust under which it had agreed to waive or reduce its fees and to assume other expenses of the Smaller Companies Fund, International Companies Fund and Income Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, interest and dividend expense on securities sold short and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended) to not more than 2.50%. The contractual agreement expired on March 30, 2019 and was not renewed. The Adviser has also entered into a contractual agreement with the Trust with respect to the Large Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses associated with any proxies, mergers, reorganizations and other shareholder solicitation activities, litigation-related expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 2.50%. The contractual agreement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ approval. For the six month period ended May 31, 2019, the Adviser waived management fees as follows:

Management Fees Waived
Smaller Companies Fund	$4,939
International Companies Fund	1,054
Income Fund	—
Large Cap Fund	—

The Funds may, at a later date, reimburse the Adviser the management fees waived or limited and other expenses assumed and paid by the Adviser pursuant to the Expense Limitation Agreements during any of the previous three fiscal years, if the total annual fund operating expenses for the applicable following year, after giving effect to the repayment, do not exceed the operating expense limits with respect to the average daily net assets of the Funds (or any lower expense limitation or limitations to which the parties may otherwise agree) that were in effect at the time they were waived. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

	November 30, 2022	November 30, 2021	November 30, 2020
Smaller Companies Fund	$4,939	$44,420	$31,903
International Companies Fund	$1,054	27,465	10,825
Income Fund	—	—	—
Large Cap Fund	—	—	—

An Interested Trustee is also a managing member of the Adviser.

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Funds including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records.

For the six month period ended May 31, 2019, amounts paid to M3Sixty, including compliance officer fees and out of pocket expenses, were as follows:

ICSA Fees
Smaller Companies Fund	$19,691
International Companies Fund	21,197
Income Fund	24,422
Large Cap Fund	47,867

WP Trust	SEMI-ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Certain officers of the Trust are also employees and/or officers of M3Sixty.

The Funds have entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD”). Pursuant to the Distribution Agreement, M3SixtyD provides distribution services to the Funds. M3SixtyD serves as underwriter/distributor of the Funds.

The Distributor is an affiliate of M3Sixty.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Funds may expend up to 0.25% for Institutional Class shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

For the six month period ended May 31, 2019, the Funds accrued 12b-1 expenses attributable to Institutional Class shares as follows:

12b-1 Fees
Smaller Companies Fund	$9,999
International Companies Fund	11,385
Income Fund	18,362
Large Cap Fund	43,517

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of investments owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2019, were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)
Smaller Companies Fund	$8,468,359	$1,924,682	$(302,523)	$1,622,159
International Companies Fund	10,581,718	599,155	(170,862)	428,293
Income Fund	17,453,383	141,066	(447,839)	(306,773)
Large Cap Fund	30,602,438	11,963,730	(1,829,354)	10,134,376

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of derivatives and the tax deferral of losses on wash sales.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at November 30, 2018, the Funds’ most recent fiscal year end, were as follows:

	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post-October Loss, Late Year Loss and Other Losses	Total Distributable Earnings
Smaller Companies Fund	$1,591,114	$—	$—	$(199,808)	$(364,446)	$1,026,860
International Companies Fund	333,586	—	—	(197,007)	(119,180)	17,399
Income Fund	(517,704)	—	—	(396,383)	(168,714)	(1,082,801)
Large Cap Fund	10,017,053	18,811	—	(1,234,780)	(191,245)	8,609,839

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on tax straddles and wash sales and the tax treatment of derivatives.

WP Trust	SEMI-ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

6.	TAX MATTERS (continued)

At November 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Smaller Companies Fund	$79,922	$119,886	$199,808
International Companies Fund	78,803	118,204	197,007
Income Fund	157,624	238,759	396,383
Large Cap Fund	553,937	680,843	1,234,780

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of November 30, 2018, the Funds elected to defer losses as indicated in the chart below.

	Post-October Losses	Post-December Losses
	Deferred	Deferred
Smaller Companies Fund	$35,325	$141,583
International Companies Fund	51,438	67,742
Income Fund	130,303	—
Large Cap Fund	191,245	—

In accordance with GAAP, the Funds have recorded reclassifications in the capital accounts. The reclassifications listed below have no impact on the net asset value of the Funds and are as a result of net operating losses and return of capital distributions. As of November 30, 2018, the Funds recorded reclassifications to increase (decrease) the capital accounts as follows:

	Total Distributable Earnings	Paid-in Capital
Smaller Companies Fund	$74,033	$(74,033)
International Companies Fund	21,155	(21,155)
Income Fund	4,371	(4,371)
Large Cap Fund	—	—

During the six month period ended May 31, 2019, the Funds made the following distributions:

	Long-Term Capital Gains	Ordinary Income	Return of Capital
Smaller Companies Fund	$—	$—	$—
International Companies Fund	—	—	—
Income Fund	—	245,673	—
Large Cap Fund	—	31,799	—

During the year/period ended November 30, 2018, the Funds made the following distributions:

	Long-Term Capital Gains	Ordinary Income	Return of Capital
Smaller Companies Fund	$126,893	$—	$—
International Companies Fund	160,915	48,500	21,155
Income Fund	317,904	876,366	—
Large Cap Fund	—	—	—

During the year ended August 31, 2018, the Large Cap Fund distributed $752,847 of ordinary income, $70,838 of long-term capital gains and $7,708 of return of capital distributions.

WP Trust	SEMI-ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018- 13 will have on the Funds’ financial statements and related disclosures.

9.	SUBSEQUENT EVENTS

On June 17, 2019, the Income Fund declared an ordinary income distribution of $37,949, which was payable on June 17, 2019. On July 15, 2019, the Income Fund declared an ordinary income distribution of $39,337, which was payable on July 15, 2019.

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

WP Trust	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2019 (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. During the six month period ended May 31, 2019, the Funds paid the following distributions:

	Long-Term Capital Gains	Ordinary Income
Smaller Companies Fund	$—	$—
International Companies Fund	—	—
Income Fund	—	245,673
Large Cap Fund	—	31,799

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2020 to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their own tax advisors.

WP Trust	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2019 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including M3SixtyD (the Funds’ principal underwriter) and M3Sixty. Each Trustee who is not an “interested person” receives a fee of $2,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. Trustee compensation for the Funds during the six month period ended May 31, 2019 was as follows:

Name of Trustee1/Officer	Aggregate Compensation From the Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Donald H. Baxter	$6,600	None	None	$6,600
Ronald F. Rohe	$6,600	None	None	$6,600
Michael G. Rogan	$6,600	None	None	$6,600
Interested Trustees and Officers
Charles S. Stoll	None	Not Applicable	Not Applicable	None
Bradley J. Alden	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers five (5) series of shares.

2 Figures are for the six month period ended May 31, 2019.

WP Trust	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the six month period ended May 31, 2019

	Beginning Account Value (12/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (05/31/2019)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Smaller Companies Fund (+1.73%)	$1,000.00	3.44%	$1,017.30	$17.30
International Companies Fund (+3.93%)	$1,000.00	3.48%	$1,039.30	$17.69
Income Fund (+7.17%)	$1,000.00	3.09%	$1,071.70	$15.96
Large Cap Fund (4.05%)	$1,000.00	2.76%	$1,040.50	$14.04

Hypothetical 5% Return
Smaller Companies Fund	$1,000.00	3.44%	$1,007.80	$17.22
International Companies Fund	$1,000.00	3.48%	$1,007.60	$17.42
Income Fund	$1,000.00	3.09%	$1,009.50	$15.48
Large Cap Fund	$1,000.00	2.76%	$1,011.20	$13.84

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectuses, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read them carefully before you invest or send money.

WP Trust	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 30, 2019 for the Funds were as follows:
Smaller Companies Fund	3.98%
International Companies Fund	3.81%
Income Fund	3.52%
Large Cap Fund	2.84%

The Adviser had entered into a contractual agreement with the Trust under which it had agreed to waive or reduce its fees and to assume other expenses of the Smaller Companies Fund, International Companies Fund and Income Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, interest and dividend expense on securities sold short and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended) to not more than 2.50%. The contractual agreement expired on March 30, 2019 and was not renewed. The Adviser has also entered into a contractual agreement with the Trust with respect to the Large Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses associated with any proxies, mergers, reorganizations and other shareholder solicitation activities, litigation-related expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 2.50%. The contractual agreement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ approval. Total Gross Operating Expenses for the six month period ended May 31, 2019, were 3.57%, 3.50%, 3.09% and 2.76% for the Smaller Companies Fund, International Companies Fund, Income Fund and Large Cap Fund, respectively. Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six month period ended May 31, 2019.

WP Trust	SEMI-ANNUAL REPORT

Approval of the Advisory Agreement Renewal for the WP Smaller Companies Income Plus Fund, the WP International Companies Income Plus Fund, the WP Income Plus Fund and the WP Large Cap Income Plus Fund (Unaudited)

At a meeting held on April 30, 2019, the Board of Trustees (the “Board”) considered the approval of the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and Winning Points Advisors, LLC (the “Adviser”) in regard to the WP Smaller Companies Income Plus Fund (the “Smaller Companies Fund”), the WP International Companies Income Plus Fund (the “International Companies Fund”), the WP Income Plus Fund (the “Income Fund”) and the WP Large Cap Income Plus Fund (the “Large Cap Fund,” together with the Smaller Companies Fund, the International Companies Fund and the Income Fund, the “WP Funds”).

Independent Counsel (“Counsel”) reviewed his memorandum to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the WP Funds, and the Adviser. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the WP Funds; (iii) the costs of the services provided and profits to be realized by the Adviser from its relationship with the WP Funds; (iv) the extent to which economies of scale would be realized if the WP Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the WP Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest and other benefits derived by the Adviser.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to each WP Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of each WP Fund from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the WP Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning each WP Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the WP Funds, information on investment advice, performance, summaries of each WP Fund’s expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the WP Funds; (iii) the anticipated effect of size on each WP Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the WP Funds. The Board did not identify any information that was most relevant to its consideration to approve the Advisory Agreement, and each Trustee may have afforded different weight to the various factors.

(1)       The nature, extent, and quality of the services provided by the Adviser.

In this regard, the Board considered the responsibilities that the Adviser has under the Advisory Agreement with respect to WP Funds. The Board reviewed the services provided by the Adviser to the WP Funds including, without limitation: the Adviser’s processes for formulating investment recommendations and assuring compliance with each WP Fund’s investment objectives and limitations; its coordination of services for each WP Fund among the WP Funds’ service providers, and the anticipated efforts to promote the WP Funds, grow assets, and assist in the distribution of WP Funds’ shares. The Board considered the Adviser’s staffing, personnel, and operations, the education and experience of the Adviser’s personnel, and the Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services provided by the Adviser was satisfactory and adequate for the WP Funds.

WP Trust	SEMI-ANNUAL REPORT

Approval of the Advisory Agreement Renewal for the WP Smaller Companies Income Plus Fund, the WP International Companies Income Plus Fund, the WP Income Plus Fund and the WP Large Cap Income Plus Fund (Unaudited) (continued)

(2)       Investment Performance of the WP Funds and the Adviser.

In considering the investment performance of each WP Fund and the Adviser, the Trustees compared the short- and long-term performance of each WP Fund with the performance of comparable funds with similar objectives and size managed by other investment advisers (i.e., a selected peer group of funds and the respective Morningstar category averages). The Trustees also considered the consistency of the Adviser’s management of each WP Fund with its investment objective and policies. For the Smaller Companies Fund, the Board noted that the Smaller Companies Fund had outperformed the average and median fund in the Morningstar Small Blend Category for the one-year period ended March 31, 2019 but slightly trailed the average and median fund in its category for the three-year period ended March 31, 2019. For the International Companies Fund, the Board noted that the International Companies Fund had outperformed the average and median fund in the Morningstar Foreign Large Blend category for the one-year period ended March 31, 2019 but trailed the average and median fund in its category for the three-year period ended March 31, 2019. For the Income Fund, the Board noted that the Income Fund had outperformed the average and median fund in the Morningstar High Yield Bond Category for the one-year period ended March 31, 2019 but trailed the average and median fund in its category for the three-year period ended March 31, 2019. The Trustees further noted that the Large Cap Fund outperformed the average and median fund in the Morningstar Large Value Category for the one, three- and five- year periods ended March 31, 2019. The Trustees noted that the Adviser does not manage any separate accounts that are substantially similar to the strategies employed for the WP Funds. The Trustees considered the impact the Adviser’s use of options has on Fund performance during the current market conditions, noting that the downside protection aided the relative performance of the WP Funds during the past year ended March 31, 2019. They discussed the large percentage of shareholders in the WP Funds that are clients of the Adviser, noting that these investors are seeking the downside protection the WP Funds are designed to provide. Based on the foregoing, the Board concluded that the investment performance for each of the WP Funds was satisfactory.

(3)       The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the WP Funds.

In this regard, the Trustees considered: the Adviser’s staffing, personnel and methods of operating; the financial condition of the Adviser and its affiliates and the level of commitment to the Adviser’s operations by the Adviser and its principals; the expected asset level of the WP Funds; and the projected overall expenses of the WP Funds. The Trustees considered financial circumstances of the Adviser and discussed the financial stability and productivity of the firm. The Trustees considered the fees and expenses of each WP Fund (including the management fee) relative to its Morningstar category.

The Trustees noted that the management fee and net expense ratio for the Smaller Companies Fund were above the average and median fund in the Morningstar Small Blend category and both tended towards the higher end of the category. The Trustees noted that the management fee and net expense ratio for the International Companies Fund were above the average and median fund in the Morningstar Foreign Large Blend category and tended towards the higher end of the category. The Trustees noted that the management fee and net expense ratio for the Income Fund were above the average and median fund in the Morningstar High Yield Bond category and both tended towards the higher end of the category. The Trustees noted that the management fee and net expense ratio for the Large Cap Fund were above the average and median fund in the Morningstar Large Value category and both tended towards the higher end of the category. Despite the higher management fee and expense ratio for the WP Funds, the Trustees noted that the WP Funds fee structures were within a reasonable range relative to the other funds in their respective categories. In considering the management fee for each of the WP Funds and the appropriateness thereof, the Board took into consideration the Adviser’s representations about the complexity of the investment strategies utilized for each WP Fund, including the use of options to generate additional return, while at the same time providing a degree of protection in the event of a major market decline. In this regard, the Board concluded that this “alternatives” strategy, as described by the Adviser at the Meeting, warranted the higher management fees. The Trustees considered the Adviser’s policy to not charge a management fee at the client account level for any assets invested in the WP Funds.

The Board also considered that the each of the WP Funds may invest in other investment companies. In this regard, the Board considered the nature of the services rendered and determined, based on the information provided by the Adviser in its response, as well as discussions with the Adviser, that the fees paid by each WP Fund to the underlying investment company were not based on services provided that are duplicative of the services provided by the investment advisers to the underlying investment companies.

Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by each WP Fund were fair and reasonable.

WP Trust	SEMI-ANNUAL REPORT

Approval of the Advisory Agreement Renewal for the WP Smaller Companies Income Plus Fund, the WP International Companies Income Plus Fund, the WP Income Plus Fund and the WP Large Cap Income Plus Fund (Unaudited) (continued)

(4)       The extent to which economies of scale would be realized as each WP Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the WP Funds’ investors.

In this regard, the Board considered each WP Fund’s fee arrangements with the Adviser. The Trustees noted that the Adviser has agreed to cap the Large Cap Fund’s expenses at 2.50% per annum through December 31, 2019. They further noted that the Adviser allowed the expense cap arrangements for the other WP Funds to expire as of March 31, 2019. The Trustees discussed the financial impact to shareholders as a result of this decision. The Trustees considered that each WP Fund would benefit from economies of scale under its agreements with some of its service providers other than the Adviser, noting that the fee structures with those other service providers were either fixed or essentially semi-fixed. The Trustees discussed other accounts managed by the Adviser, noting that the Adviser does not manage any separately managed accounts with similar strategies as the WP Funds. Following further discussion of the WP Funds’ expected asset levels, expectations for growth and levels of fees, the Board determined that each WP Fund’s fee arrangement, in light of all the facts and circumstances, was fair and reasonable.

(5)       Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the WP Funds; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the WP Funds; and the substance and administration of the Adviser’s code of ethics. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. The Trustees noted that there were no benefits identified by the Adviser to the Board, other than the receipt of advisory fees under the Advisory Agreement, in managing the assets of the WP Funds.

WP TRUST

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Winning Points Advisers, LLC

129 NW 13th Street

Suite D-26

Boca Raton, FL 33431

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue

Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to shareholders filed under item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are an open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable as the Funds are an open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are an open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are an open-end management investment companies.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

/s/ Charles S. Stoll
By Charles S. Stoll
Principal Executive Officer,
Date: August 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Charles S. Stoll
By Charles S. Stoll
Principal Executive Officer,
Date: August 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: August 8, 2019